Supplement dated November 17, 2025

to the Prospectus and Updating Summary Prospectus each dated April 28, 2025, as supplemented, for:

MassMutual ElectrumSM

Issued by Massachusetts Mutual Life Insurance Company

and to the Prospectus, Initial Summary Prospectus, and Updating Summary Prospectus dated April 28, 2025, as supplemented, for:

C.M. Life Electrum SelectSM

Issued by C.M. Life Insurance Company

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

This supplement amends certain information in the above-referenced prospectuses:

Fund Additions

Beginning November 17, 2025, the following funds are added to Appendix A as investment options under your policy:

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Small/Mid-Cap Growth	MML Invesco Discovery Mid Cap Fund (Class II)** Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.83%	--	--	--
International/Global	MML Global Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.81%*	5.59%	5.87%	7.55%

*This Fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this Fund’s annual expenses reflect temporary expense reductions. See the Fund prospectus for additional information.

**The expenses are based on estimated amounts for the current fiscal year of the Fund. The Fund has not been in operation for a full calendar year, and therefore has no performance history. Performance history will be available for the Fund after it has been in operation for one calendar year.

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Fund Name Changes and Sub-Adviser Changes

•	Effective November 14, 2025, the following funds were renamed and the following fund sub-adviser changes occurred:

Current Fund Name	New Fund Name
MML International Equity Fund Adviser: MML Investment Advisers, LLC Sub-Advisers: Massachusetts Financial Services Company and Harris Associates L.P.	MML VIP MFS International Equity Fund Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company
MML Total Return Bond Fund Adviser: MML Investment Advisers, LLC Sub-Adviser: Metropolitan West Asset Management, LLC	MML VIP Fidelity Institutional AM® Core Plus Bond Fund Adviser: MML Investment Advisers, LLC Sub-Adviser: FIAM LLC

•	Effective November 14, 2025, the following funds were renamed:

Current Fund Name	New Fund Name
MML Large Cap Growth Fund	MML VIP Loomis Sayles Large Cap Growth Fund
MML Mid Cap Value Fund	MML VIP American Century Mid Cap Value Fund
MML Small Cap Equity Fund	MML VIP Invesco Small Cap Equity Fund
MML Small Company Value Fund	MML VIP American Century Small Company Value Fund

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•	Effective on or about December 1, 2025, the following funds will be renamed and the following fund sub-adviser changes will occur:

Current Fund Name	New Fund Name

Macquarie VIP Asset Strategy Series

Adviser: Delaware Management Company

Sub-Advisers: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited

Nomura VIP Asset Strategy Series Adviser: Delaware Management Company Sub-Advisers: Nomura Investment Management Austria Kapitalanlage AG and Macquarie Investment Management Global Limited
Macquarie VIP Emerging Markets Series Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited	Nomura VIP Emerging Markets Series Adviser: Delaware Management Company Sub-Adviser: N/A
Macquarie VIP Science and Technology Series Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited	Nomura VIP Science and Technology Series Adviser: Delaware Management Company Sub-Adviser: N/A
Macquarie VIP Small Cap Value Series Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited	Nomura VIP Small Cap Value Series Adviser: Delaware Management Company Sub-Adviser: N/A

If you have questions about this supplement, or other product questions, you may contact your registered representative, visit us online at www.MassMutual.com/contact-us, or call our Administrative Office at (800) 665-2654, 8 a.m.–5 p.m. Eastern Time.

For more information about the funds, read each fund prospectus. Prospectuses are available on our website at www.MassMutual.com.

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